UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   April 18, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$111448
								(thousands)


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American International Group,  COM              026874107     2202    20110 SH       SOLE                    20110
Amgen Inc.                     COM              031162100     2030    33082 SH       SOLE                    33082
BEA Systems, Inc.              COM              073325102      323     4400 SH       SOLE                     4400
Bank One Corporation           COM              06423A103      687    19987 SH       SOLE                    19987
Bank of America Corp.          COM              060505104      291     5542 SH       SOLE                     5542
Biogen Inc.                    COM              090597105      887    12700 SH       SOLE                    12700
Boeing Co.                     COM              097023105     1643    43440 SH       SOLE                    43440
Broadcom Corporation           COM              111320107      267     1100 SH       SOLE                     1100
CSG Systems Intl. Inc.         COM              126349109     5742   117630 SH       SOLE                   117630
Capital One Financial Corp.    COM              14040H105      719    15000 SH       SOLE                    15000
Carnival Corporation Cl A      COM              143658102     1394    56187 SH       SOLE                    56187
CenturyTel Inc.                COM              156700106      372    10019 SH       SOLE                    10019
Cigna                          COM              125509109      205     2700 SH       SOLE                     2700
Cisco Systems, Inc.            COM              17275R102     2138    27660 SH       SOLE                    27660
Citigroup                      COM              172967101     2896    48371 SH       SOLE                    48371
Colgate Palmolive Co.          COM              194162103      857    15200 SH       SOLE                    15200
Comdisco Inc.                  COM              200336105     2720    61650 SH       SOLE                    61650
Comverse Technology, Inc.      COM              205862402      246     1300 SH       SOLE                     1300
Countrywide Credit Inds. Inc.  COM              222372104     1019    37400 SH       SOLE                    37400
EMC Corp./Mass                 COM              268648102     2873    22800 SH       SOLE                    22800
Enron Corp.                    COM              293561106     2537    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1356    17384 SH       SOLE                    17384
F & M Natl Corp.               COM              302374103      854    38831 SH       SOLE                    38831
Fannie Mae                     COM              313586109      932    16484 SH       SOLE                    16484
Federated Dept. Stores         COM              31410H101      346     8200 SH       SOLE                     8200
Firstar Corporation            COM              33763V109      797    34741 SH       SOLE                    34741
FleetBoston Financial Corporat COM              339030108      840    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103     5248    33725 SH       SOLE                    33725
Global Marine Inc.             COM              379352404      582    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      440    14100 SH       SOLE                    14100
Hartford Finl. Services Group  COM              416515104      774    14680 SH       SOLE                    14680
Hewlett Packard Co.            COM              428236103      266     2000 SH       SOLE                     2000
Honeywell International Inc.   COM              438516106      932    17696 SH       SOLE                    17696
Intel Corp.                    COM              458140100     4870    36911 SH       SOLE                    36911
JDS Uniphase Corporation       COM              46612J101     2282    18925 SH       SOLE                    18925
Johnson & Johnson              COM              478160104      904    12862 SH       SOLE                    12862
Koninklijke Philips Electronic COM              500472204      236     1380 SH       SOLE                     1380
Lexmark Intl. Group Inc.       COM              529771107     1766    16700 SH       SOLE                    16700
MCI Worldcom Inc.              COM              55268B106     1562    34465 SH       SOLE                    34465
May Dept. Stores Co.           COM              577778103      366    12846 SH       SOLE                    12846
Medtronic Inc.                 COM              585055106     2634    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      394     3750 SH       SOLE                     3750
Microsoft Corp.                COM              594918104     3203    30145 SH       SOLE                    30145
Motorola Inc.                  COM              620076109     1791    12270 SH       SOLE                    12270
Nokia Corp.                    COM              654902204     6216    28000 SH       SOLE                    28000
Northrop Grumman Corp.         COM              666807102      529    10000 SH       SOLE                    10000
Oracle Corp.                   COM              63889X105     6811    87254 SH       SOLE                    87254
Pepsico Inc.                   COM              713448108      981    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1193    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109      636    11210 SH       SOLE                    11210
Qualcomm, Inc.                 COM              747525103     1426     9550 SH       SOLE                     9550
Reliance Group                 COM              759464100       39    11150 SH       SOLE                    11150
Royal Dutch Petroleum Co.      COM              780257804      249     4300 SH       SOLE                     4300
Ryland Group                   COM              783764103      634    33800 SH       SOLE                    33800
Schering Plough Corp.          COM              806605101     3503    94040 SH       SOLE                    94040
Schlumberger Ltd.              COM              806857108      822    10750 SH       SOLE                    10750
Schwab (Charles) Corp.         COM              808513105      470     8250 SH       SOLE                     8250
Smithkline Beecham PLC         COM              832378301      861    13040 SH       SOLE                    13040
Sun Microsystems Inc.          COM              866810104    14374   153395 SH       SOLE                   153395
Symantec                       COM              871503108      563     7500 SH       SOLE                     7500
Tandy Corp.                    COM              875382103      244     4800 SH       SOLE                     4800
Texas Instruments Inc.         COM              882508104      704     4400 SH       SOLE                     4400
Time Warner Inc.               COM              887315109     3605    36050 SH       SOLE                    36050
USX Marathon Group             COM              902905827      860    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      240     3800 SH       SOLE                     3800
VISX Inc.                      COM              92844S105      213    11655 SH       SOLE                    11655
Wachovia Corp.                 COM              929771103      300     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      550    13500 SH       SOLE                    13500